DERIVATIVES	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	Derivatives

First Financial maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate, prepayment and foreign currency volatility. Additionally, First Financial holds derivative instruments for the benefit of its commercial customers and for other business purposes. The Company does not enter into unhedged speculative derivative positions. The Company’s interest rate risk management strategy involves modifying the repricing characteristics of certain financial instruments so that changes in interest rates do not adversely affect First Financial’s net interest margin and cash flows. Derivative instruments that the Company may use as part of its interest rate risk management strategy include interest rate caps, floors, swaps, and foreign exchange contracts, to meet the needs of its clients while managing the interest and currency rate risk associated with certain transactions. First Financial may also utilize interest rate swaps to manage the interest rate risk profile of the Company. The impact from the changes in the fair value of derivatives in cash flow hedging arrangements is reported within Accumulated other comprehensive income (loss).
Interest rate payments are exchanged with counterparties based on the notional amount established in the interest rate agreement. As only interest rate payments are exchanged, the cash requirements and credit risk associated with interest rate swaps are significantly less than the notional amounts and the Company’s credit risk exposure is limited to the market value of the instruments. First Financial does not use derivatives for speculative purposes.

First Financial manages this market value credit risk through counterparty credit policies including a review of total derivative notional position to total assets, total credit exposure to total capital and counterparty credit exposure risk.

The Company is exposed to losses if a counterparty fails to make its payments under a contract in which the Company is in the net receiving position. The Company anticipates that the counterparties will be able to fully satisfy the obligations under the agreements. All of the contracts to which the Company is a party settle monthly, quarterly or semi-annually. In addition, First Financial obtains collateral above certain thresholds of the fair value of derivatives for each dealer counterparty based upon their credit standing, and the Company has netting agreements with the dealers with which it does business.

For discussion of First Financial's accounting for derivative instruments, see Note 1 – Summary of Significant Accounting Policies.

Interest rate client derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Client derivative fees in the Consolidated Statements of Income. While these derivatives represent economic hedges, they do not qualify as hedges for accounting purposes.

At December 31, 2025, for interest rate derivatives, the Company had a total counterparty notional amount outstanding of $2.4 billion, spread among seven counterparties, with an estimated fair value of $24.7 million. At December 31, 2024, the Company had interest rate derivatives with a total counterparty notional amount outstanding of $2.2 billion, spread among six counterparties, with an estimated fair value of $91.7 million.

First Financial monitors its derivative credit exposure to borrowers by monitoring the creditworthiness of the related loan customers through the Company's normal credit review processes. Additionally, the Company monitors derivative credit risk exposure related to problem loans through the its ACL committee. First Financial considers the market value of a derivative instrument to be part of the carrying value of the related loan for these purposes as the borrower is contractually obligated to pay First Financial this amount in the event the derivative contract is terminated.
In connection with its use of derivative instruments, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

Foreign exchange contracts. First Financial enters into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate client derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income. The Company has internal controls and client credit risk limits in place to help ensure excessive risk is not being taken when providing this service to customers. These controls include a determination of currency volatility and credit equivalent exposure on these contracts. While these derivatives represent economic hedges, they do not qualify as hedges for accounting purposes.

At December 31, 2025, for foreign exchange contracts, the Company had total counterparty notional amount outstanding of $8.3 billion spread among four counterparties, with an estimated fair value of $1.1 million related to foreign exchange contracts, which is included in Accrued interest and other liabilities in the Consolidated Balance Sheets. At December 31, 2024, the Company had total counterparty notional amounts outstanding of $5.8 billion spread among four counterparties, with an estimated fair value of $29.0 million.

In connection with its use of foreign exchange contracts, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

In 2024, a single foreign exchange trade was mutually terminated and the counterparty was not able to immediately fully satisfy the obligation under the agreement. As such, at December 31, 2024, a $45.0 million receivable was established in Accrued interest and other assets on the Consolidated Balance Sheet, and the Company considers this receivable a classified asset for asset quality purposes. At December 31, 2025, there was $37.0 million outstanding related to this receivable.

Commodity contracts. In August of 2024, First Financial began entering into financially settled commodity derivative contracts for the benefit of commercial customers to hedge their exposure to various commodity price fluctuations. Similar to the hedging of interest rate risk from interest rate client derivative and foreign exchange contracts, First Financial also enters into commodity contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven commodity derivative activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Client derivative fees in the Consolidated Statements of Income. The Company has risk limits and internal controls in place to help ensure excessive risk is not being taken when providing this service to customers. These controls include monitoring of commodity volatility and credit exposure on these contracts. While these derivatives represent economic hedges, they do not qualify as hedges for accounting purposes.

At December 31, 2025, for commodities contracts, the Company had total counterparty notional amount outstanding of $24.3 million with six counterparties and an estimated fair value of $0.4 million.

At December 31, 2024, for commodities contracts, the Company had total counterparty notional amount outstanding of $1.7 million with three counterparties and an estimated fair value of $0.2 million.

Cash flow hedges. First Financial enters into interest rate collars and floors, which are designated as cash flow hedges, to mitigate interest rate risk on variable-rate commercial loan pools. As of both December 31, 2025 and December 31, 2024, these hedges were determined to be effective and are expected to remain effective during the remaining terms. Changes in the fair value of cash flow hedges included in the assessment of hedge effectiveness are recorded in AOCI and reclassified from AOCI to current period earnings when the hedged item affects earnings. Reclassified gains and losses on interest rate contracts related to C&I loans are recorded within interest income in the Consolidated Statements of Income.

The structure of the interest rate collars is such that First Financial pays the counterparty an incremental amount if the collar index exceeds the cap rate. Conversely, First Financial receives an incremental amount if the index falls below the floor rate. No payments are required if the collar index is between the cap and floor rates.

The structure of First Financial's interest rate floors is such that First Financial receives an incremental amount if the index falls below the floor strike rate. No payments are required if the index remains above the floor strike rate.
The notional value of the Company's cash flow hedges was $1.0 billion as of December 31, 2025, with the $0.1 million gain recorded in AOCI in the Consolidated Balance Sheet. As of December 31, 2025, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 36 months. It is estimated that $0.7 million will be reclassified from OCI to interest income during the next 12 months.

At December 31, 2024, the notional value of the Company's cash flow hedges was $1.0 billion, with a $1.2 million loss recorded in AOCI in the Consolidated Balance Sheet. As of December 31, 2024, the maximum length of time over which the Company was hedging its exposure to the variability in future cash flows was 48 months.

The effect of derivative instruments in cash flow hedging relationships on the Consolidated Statements of Income were as follows:

Derivatives in Cash Flow Hedging Relationship	Location of Gain or (Loss) Reclassified from AOCI into income	Gain (loss) reclassified in AOCI on Derivatives			Gain (loss) recognized in OCI on Derivatives
(Dollars in thousands)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2025	December 31, 2024	December 31, 2023
Interest rate contracts	Interest income/(expense)	$(795)	$(795)	$(237)	$1,270	$(1,176)	$3,755

The following table details the classification and amounts of interest rate derivatives, foreign exchange contracts and cash flow hedges recognized in the Consolidated Balance Sheets:

	December 31, 2025			December 31, 2024
		Estimated fair value			Estimated fair value
(Dollars in thousands)	Notional amount	Gain (1)	Loss (2)	Notional amount	Gain (1)	Loss (2)
Derivatives not designated as qualifying hedging instruments
Interest rate derivatives-instruments associated with loans (3)
Matched interest rate swaps with borrower	$2,425,106	$23,271	$(46,159)	$2,211,542	$6,849	$(95,341)
Matched interest rate swaps with counterparty	2,425,106	46,138	(23,243)	2,211,542	95,292	(6,849)
Foreign exchange contracts (4)
Matched foreign exchange contracts with customers	8,368,518	161,649	(160,523)	5,772,686	161,686	(132,732)
Matched foreign exchange contracts with counterparty	8,318,982	160,523	(161,649)	5,741,839	132,732	(161,686)
Commodity contracts(5)
Matched commodity with client	24,180	909	(994)	1,717	0	(158)
Matched commodity with counterparty	24,269	669	(1,084)	1,701	158	0
Total derivatives not designated as qualifying hedging instruments	21,586,161	393,159	(393,652)	15,941,027	396,717	(396,766)

Derivatives designated as qualifying hedging instruments
Cash flow hedges (6)
Interest rate collars and floors	1,000,000	708	0	1,000,000	387	(619)
Total derivatives designated as qualifying hedging instruments	1,000,000	708	0	1,000,000	387	(619)
Total	$22,586,161	$393,867	$(393,652)	$16,941,027	$397,104	$(397,385)
(1) Derivative assets are included in Accrued interest and other assets in the Consolidated Balance Sheets.
(2) Derivative liabilities are included in Accrued interest and other liabilities in the Consolidated Balance Sheets.
(3) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(4) Changes in fair value are included in Foreign exchange income in the Consolidated Statements of Income.
(5) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(6) Changes in fair value are included in Accumulated comprehensive income in the Consolidated Balance sheets.
The following table discloses the gross and net amounts of derivative contracts recognized in the Consolidated Balance Sheets:

	December 31, 2025
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized assets (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$69,409	$0	$69,409	$(43,607)	$(12,660)	$13,142
Foreign exchange contracts	371,710	0	371,710	(126,506)	0	245,204
Commodity contracts	1,578	0	1,578	(670)	0	908
Cash flow hedges	708	0	708	0	(708)	0
Total	$443,405	$0	$443,405	$(170,783)	$(13,368)	$259,254

	December 31, 2025
					Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized liabilities (2)		Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts		Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$69,402		$0	$69,402	$(24,594)		$0	$44,808
Foreign exchange contracts	322,172		0	322,172	(126,506)		(5,894)	189,772
Commodity contracts	2,078		0	2,078	(670)		(462)	946
Cash flow hedges	0		0	0	0		0	0
Total	$393,652	393652000	$0	$393,652	$(151,770)	-151770000	$(6,356)	$235,526

	December 31, 2024
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized assets (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$102,141	$0	$102,141	$(721)	$(98,510)	$2,910
Foreign exchange contracts	325,266	0	325,266	(131,530)	0	193,736
Commodity contracts	174	0	174	0	0	174
Cash flow hedges	387	0	387	(387)	0	0
Total	$427,968	$0	$427,968	$(132,638)	$(98,510)	$196,820

	December 31, 2024
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized liabilities (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$102,150	$0	$102,150	$(3,896)	$0	$98,254
Foreign exchange contracts	294,419	0	294,419	(115,757)	(16,976)	161,686
Commodity contracts	158	0	158	0	0	158
Cash flow hedges	619	0	619	(387)	0	232
Total	$397,346	$0	$397,346	$(120,040)	$(16,976)	$260,330

(1) Includes accrued interest receivable.
(2) Amount does not include IRLCs because these instruments are not subject to master netting or similar arrangements
(3) Amount of collateral received is an offset to asset positions or pledged as an offset of liability positions

The following table details the derivative financial instruments and the average remaining maturities at December 31, 2025:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,425,106	3.6	$(22,888)
Pay fixed, matched interest rate swaps with counterparty	2,425,106	3.6	22,895
Foreign exchange contracts
Foreign exchange contracts - pay USD	8,368,518	0.6	1,126
Foreign exchange contracts - receive USD	8,318,982	0.6	(1,126)
Commodities contracts
Client commodity contracts	24,180	0.5	(85)
Counterparty commodity contracts	24,269	0.5	(415)
Total client derivatives	21,586,161	1.3	(493)

Cash flow hedges
Interest rate collars and floors on loan pools	1,000,000	1.8	708
Total cash flow hedges	1,000,000	1.8	708
Total	$22,586,161	1.3	$215

At December 31, 2025, derivative collateral owed to the Company from counterparty banks was $21.6 million with $10.2 million restricted within cash and due from banks on the Company's Consolidated Balance Sheets, $0.3 million recorded in short-term borrowings and $11.7 million in other assets. Derivative collateral owed by the Company to counterparty banks at December 31, 2024 was $115.4 million with $15.0 million restricted within cash and due from banks and $130.5 million recorded in short-term borrowings.

Credit derivatives. In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes or sells a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will either make a payment or receive a payment from the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract. The total notional value of the purchased risk agreements totaled $223.5 million as of December 31, 2025 and $204.8 million as of December 31, 2024. The total notional value of the sold risk agreements totaled $111.5 million as of December 31, 2025 and $106.0 million as of December 31, 2024. The net fair value of these agreements is recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets and was insignificant at December 31, 2025 and December 31, 2024.
Mortgage Derivatives. First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loans are intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and loans held for sale. At December 31, 2025, the notional amount of the IRLCs was $37.5 million and the notional amount of forward commitments was $39.3 million. As of December 31, 2024, the notional amount of IRLCs was $27.8 million and the notional amount of forward commitments was $22.3 million. The fair value of these agreements was $0.7 million at December 31, 2025 and $0.2 million at December 31, 2024 and was recorded in Accrued interest and other assets on the Consolidated Balance Sheets.